SUMMARIZED FINANCIAL INFORMATION FOR PARTLY OWNED SUBSIDIARY (Tables)	12 Months Ended
Dec. 31, 2022
Summarized Financial Information For Partly Owned Subsidiary [Abstract]
Disclosure of statement of financial position for partly owned subsidiary [Table Text Block]
	December 31,
	2022	2021
Statement of financial position at reporting date (as presented in Focus' financial statements):

Current assets	$21,521	$22,913
Non-current assets	1,107	4,473
Current liabilities	(24,859)	(19,616)
Non-current liabilities	(52)	(1,883)

Total equity (deficiency)	$(2,283)	$5,887

Disclosure of operating results for partly owned subsidiary [Table Text Block]
	Year ended December 31,
	2022	2021
Operating results (as presented in Focus' financial statements):

Revenues	$19,565	$14,747
Net loss	(7,746)	(1,524)
Other comprehensive income	96	37

Total comprehensive loss	$(7,650)	$(1,487)

Disclosure of statement cash flows for partly owned subsidiary [Table Text Block]
	Year ended December 31,
	2022	2021
Cash flows (as presented in Focus' financial statements):

From operating activities	$(9,635)	$2,346
From investing activities	2,825	(783)
From financing activities	3,947	560
Effect of foreign exchange on cash and cash equivalents	(110)	169

Net increase (decrease) in cash and cash equivalents	$(2,973)	$2,292